Submission	Oct. 21, 2024
Submission [Line Items]
Central Index Key	0001145986
Registrant Name	Aspen Aerogels, Inc.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES